Acquisitions - Consideration Transferred (Details) - Spinnaker Insurance Company (Spinnaker) $ in Millions	Aug. 31, 2020 USD ($)
Business Acquisition [Line Items]
Cash paid	$ 95.6
Less: consideration for settlement of pre-existing liability due to Spinnaker	(5.1)
Total value of consideration transferred	$ 90.5